Convertible Preferred Shares - Valuation Inputs (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Temporary Equity Disclosure [Abstract]
Fair value of Series E convertible preferred shares (in dollars per share)	$ 20.74
Time to payments (years)	3 months 29 days
Risk-free interest rate	9.00%